STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2022	Apr. 30, 2022
STOCK BASED COMPENSATION
Schedule of Stock Option Activity
	Stock Options Outstanding
	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
	Options	Price	Life (Years)	Value
Outstanding, April 30, 2022	1,200,000	$0.05	1.96	$-
Outstanding, July 31, 2022	1,200,000	$0.05	1.96	$-
Exercisable, July 31, 2022	1,200,000	$0.05	1.96	$-

	Stock Options Outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding, April 30, 2021	1,200,000	$0.05	3.21	$-
Outstanding, April 30, 2022	1,200,000	$0.05	2.21	$-
Exercisable, April 30, 2022	1,200,000	$0.05	2.21	$-

Schedule of Fair Value Assumptions Used to Value Stock Options
	Stock Warrants Outstanding
	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding, April 30, 2022	62,970,000	$0.027	3.85	$-
Expired May 8, 2022	(1,500,000)	$-	-	$-
Issued May 23, 2022	167,203,449	$0.0058	2.45	$-
Adjustment from total ratchet provision July 29, 2022	255,073,185	$0.0058		-
Exercised July 29, 2022	(137,931,115)
Outstanding, July 31, 2022	345,815,519	$0.007	3.75	$-
Exercisable, July 31, 2022	345,815,519	$0.007	3.75	$-
the Company recorded $55,000 as the liability for the Note with offsets of $5,500 for the OID and $5,970 of debt issue costs, both are being amortized to interest expense over the one-year term of the Note.
Stock Price	$0.0125
Exercise Price	$0.070
Expected Remaining Term	2.68 years
Volatility	302%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	0.01%

Schedule of Warrant Activity
	Stock Warrants Outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding, April 30, 2021	1,500,000	$0.021	1.02	$-
Granted May 19, 2021	8,150,000	$0.07	2.72	$-
Granted November 24, 2021	25,540,000	$0.021	4.48	$-
Granted April 18, 2022	27,780,000	$0.021	3.82	$-
Outstanding, April 30, 2022	62,970,000	$0.027	3.85	$-
Exercisable, April 30, 2022	62,970,000	$0.027	3.85	$-